Other LIabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial liabilities [line items]
Accrued interest	$ 2,634	$ 2,172
Accounts payable and accrued expenses	6,198	5,867
Current tax liabilities	435	408
Deferred tax liabilities	1,205	697
Gold and silver certificates and bullion	5,019	6,819
Margin and collateral accounts	6,523	7,129
Segregated fund liabilities	2,736
Payables to brokers, dealers and clients	564	796
Provisions	181	213
Pension liabilities	593	808
Other liabilities of subsidiaries and structured entities	19,933	12,954
Other	6,649	5,331
Total	52,744	43,314
IFRS9 [member]
Disclosure of financial liabilities [line items]
Allowance for credit losses on off-balance sheet exposures	$ 74
IAS 39 [member]
Disclosure of financial liabilities [line items]
Allowance for credit losses on off-balance sheet exposures		$ 120